Inventories (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Consumables and supplies USD ($)	Mar. 31, 2014 Consumables and supplies CNY	Mar. 31, 2013 Consumables and supplies CNY	Mar. 31, 2014 Processing costs capitalized in donated umbilical cord blood USD ($)	Mar. 31, 2014 Processing costs capitalized in donated umbilical cord blood CNY	Mar. 31, 2013 Processing costs capitalized in donated umbilical cord blood CNY
Inventories
Current portion: - consumables and supplies	$ 5,080	31,583	10,265	$ 5,080	31,583	10,265
Non-current portion: - processing costs capitalized in donated umbilical cord blood	7,783	48,385	39,730				7,783	48,385	39,730
Total current and non-current inventories	$ 12,863	79,968	49,995